Capital Withdrawal Payable To General Partner (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Capital Withdrawal Payable To General Partner [Abstract]
Capital withdrawals payable to General Partner	$ 271	$ 1,056,135